Non-Controlling Interests (Details) $ in Thousands			12 Months Ended
	Nov. 24, 2021 USD ($)	Nov. 24, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Nov. 24, 2021 CNY (¥)	Dec. 31, 2020
Non-Controlling Interests [Line Items]
Balance of non-controlling interest	$ 2,832,155								¥ 18,048,191
Investment subscription amount							$ 166,700	¥ 1,088,000,000.000
Percentage of converted debts							10.625%
Capital contribution					$ 44,600	¥ 300,000,000
Non-controlling interest percentage			4.12%	4.12%
Non-controlling interests (in Dollars)			$ (3,971)	$ (3,816)
ICONIQ [Member]
Non-Controlling Interests [Line Items]
Aggregated holding interest percent							39.20%	39.20%
Tianjin Tuoda [Member]
Non-Controlling Interests [Line Items]
Aggregated holding interest percent					33.30%	33.30%
Tianqi Group [Member] | Minimum [Member]
Non-Controlling Interests [Line Items]
Increase to equity interest percentage	75.00%	75.00%
Non-controlling interest percentage					4.12%	4.12%
Tianqi Group [Member] | Maximum [Member]
Non-Controlling Interests [Line Items]
Increase to equity interest percentage	100.00%	100.00%
Tianjin Tianqi [Member]
Non-Controlling Interests [Line Items]
Equity interest consideration amount	$ 21,969	¥ 140,000
Tianqi Group [Member]
Non-Controlling Interests [Line Items]
Equity interest	25.00%								25.00%	4.76%
Tianjin Tianqi [Member]
Non-Controlling Interests [Line Items]
Equity interest										25.00%
NWTN Zhejiang [Member] | Maximum [Member]
Non-Controlling Interests [Line Items]
Non-controlling interest percentage					5.30%	5.30%